Document and Entity Information	Dec. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	Goldman Sachs Private Middle Market Credit LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01215
Entity Tax Identification Number	81-3233378
Entity Address Address Line 1	200 West Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4419
Entity Information Former Legal Or Registered Name	Goldman Sachs Private Middle Market Credit LLC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001674760